Related Party Transactions - Additional Information (Detail)		1 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($)	Aug. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2025 USD ($)
Related Party Transaction [Line Items]
Other current liabilities	$ 5,797,000		$ 8,938,000	$ 5,797,000
Business combination, consideration transferred			0	92,195,000	$ 0
Restructuring charges			5,568,000	5,632,000	1,597,000
Investment in and advances to equity accounted investments	15,998,000		0	15,998,000
Payments to Acquire Property, Plant, and Equipment			190,259,000	70,504,000	0
Revenues			$ 951,797,000	1,229,336,000	1,473,699,000
Entities Under Common Control
Related Party Transaction [Line Items]
Business combination, consideration transferred				(30,825,000)
Teekay Australia
Related Party Transaction [Line Items]
Business combination, consideration transferred	65,000,000.0
Teekay Australia | Working Capital
Related Party Transaction [Line Items]
Business combination, consideration transferred	15,900,000
Teekay Management Companies | Working Capital
Related Party Transaction [Line Items]
Business combination, consideration transferred	17,300,000
Teekay Management Companies | Supplement retirement contribution plan
Related Party Transaction [Line Items]
Business combination, consideration transferred	6,000,000.0
Teekay Management Companies | Entities Under Common Control | Supplement retirement contribution plan
Related Party Transaction [Line Items]
Business combination, consideration transferred	6,000,000.0
Teekay Australia and Management Companies
Related Party Transaction [Line Items]
Business combination, consideration transferred	98,200,000
Business Combination, Net Consideration Transferred	92,200,000
Entities Under Common Control
Related Party Transaction [Line Items]
Revenues				123,100,000	109,200,000
Restructuring Charge | Entities Under Common Control
Related Party Transaction [Line Items]
Restructuring charges				5,600,000	$ 400,000
Transaction fee related to the sale of certain vessels
Related Party Transaction [Line Items]
Agreegate considerstion related to the sale of certain vessels			1.00%
Number Of Vessels Sold | vessel			6
Highq Joint Venture [Member]
Related Party Transaction [Line Items]
Investment in and advances to equity accounted investments	$ 16,000,000.0		$ 0	$ 16,000,000.0		$ 16,900,000
Highq Joint Venture [Member] | VLCC Tanker
Related Party Transaction [Line Items]
Payments to Acquire Property, Plant, and Equipment		$ 63,000,000.0